Net Loss Per Ordinary Share	9 Months Ended
Sep. 30, 2026
Net Loss Per Ordinary Share [Abstract]
NET LOSS PER ORDINARY SHARE

NOTE 10 - NET LOSS PER ORDINARY SHARE:

The following table sets forth the computation of basic and diluted net loss per Ordinary Share for the periods indicated:

	Nine months ended		Three months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Basic net loss per Ordinary Share
Numerator:
Net loss	(21,840)	(22,813)	(5,498)	(7,321)

Denominator:
Weighted average Ordinary Shares and vested RSUs – basic and diluted	107,042,978	103,398,521	108,844,756	101,387,826
Basic and dilutive net loss per Ordinary Share	(0.20)	(0.22)	(0.05)	(0.07)

The following weighted-average Ordinary Shares of securities and vested RSU’s were not included in the computation of diluted net loss per common share as their effect would have been antidilutive:

	Nine months ended		Three months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Options	14,383,258	11,145,823	13,142,042	11,744,039
Unvested Restricted Stock Units	9,345,872	9,151,496	9,276,896	10,060,385
Private Warrants	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares	-	359,375	-	359,375